Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

Forward Purchase Contract Amendments

On January 2, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.5 million in exchange for a $0.5 million payment to the Company. All other terms and conditions remained unchanged.

On January 11, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.5 million in exchange for a $0.5 million payment to the Company. All other terms and conditions remained unchanged.

On January 19, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.3 million plus 20% of the then-current prepayment shortfall balance in exchange for a $0.3 million payment to the Company. The agreement also amends the Reset Price such that the Reset Price (i) is adjusted on a rolling basis as based on the weekly trailing VWAP subject to a ceiling of $10.44 per share (“Initial Price”), and (ii) discounts of generally 10% to the VWAP measurement that benefit the FPA Investor. All other terms and conditions remained unchanged.

On February 21, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor to increase the prepayment shortfall by $0.2 million and increase the Bonus Shares by 200,000 in exchange for a $0.2 million payment to the Company. All other terms and conditions remained unchanged.

PIPE Warrants Amendment

On February 9, 2024, the Company amended their Warrant Subscription Agreement with a Warrant Investor to, among other things, (i) make all subscription warrants held by the Warrant Investor immediately eligible to accelerate the share conversion provisions of the Warrant Subscription Agreement in exchange for a cash payment of $0.3 million, (ii) a second cash payment of up to $0.3 million based on the trailing 5-day VWAP following the effective registration of the shares, (iii) to grant the Warrant Investor “Most Favored Nation” status with respect to warrant restructuring for so long as any subscription warrants remain outstanding and (iv) to grant certain registration rights to the Warrant Investor. All other terms and conditions remained unchanged.

Convertible Bridge Loans

On February 7, 2024, the Company entered into a related party bridge loan agreement for $0.4 million with a 20% premium due at maturity. The related party bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $5.0 million. In April 2024 the maturity of the bridge loan was amended to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, or (iii) the occurrence of any event of default. The counterparty to this bridge loan agreement is also entitled to receive 400,000 warrants to purchase 400,000 shares of the Company’s common stock each at a strike price of $2.00 per share.

On February 20, 2024, the Company entered into a bridge loan agreement for $0.1 million with a 20% premium due at maturity. The bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $10.0 million. The counterparty to this bridge loan agreement also received 100,000 warrants to purchase 100,000 shares of the Company’s common stock at a $2.00 strike price per share.

On February 27, 2024, the Company entered into a bridge loan agreement for $0.1 million with a 20% premium due at maturity. The bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $5.0 million. The counterparty to this bridge loan agreement is also entitled to receive 3,667 shares of common stock as well as 375,000 warrants to purchase 375,000 shares of the Company’s common stock at a $1.50 strike price per share.

On March 7, 2024, the Company entered into a bridge loan agreement for $0.1 million with a 20% premium due at maturity. The bridge loan matures at the earlier of (i) 60 days from issuance or (ii) upon a financing event with third parties exceeding $5.0 million. The counterparty to this bridge loan agreement is also entitled to receive 3,667 shares of common stock as well as 375,000 warrants to purchase 375,000 shares of the Company’s common stock at a strike price.

Bridge Loans

On March 7, 2024, the Company entered into two bridge loan agreements for $0.1 million each that matured on March 22, 2024 with a 7.5% premium due at maturity. Both bridge loans were subsequently paid in full on April 10, 2024.

Convertible Promissory Notes

On March 21, 2024, the Company entered into a 12% promissory note agreement for $0.3 million with a one year term, issued at a 10% discount. The lender retained the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. The promissory note was subsequently paid in full on April 8, 2024. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On March 26, 2024, the Company entered into a 12% promissory note agreement with lender who is also a FPA Investor for $0.3 million with a one year term, issued at a 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On April 1, 2024, the Company entered into a 12% promissory note agreement for $0.2 million with a one year term, issued at a 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 220,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On April 1, 2024, the Company entered into a 12% promissory note agreement with lender who is also a FPA Investor for $0.3 million with a one year term, issued at a 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender warrants entitling the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

Convertible Secured Promissory Note

On April 5, 2024, the Company entered into a convertible secured promissory note agreement for $5.0 million with an interest rate of the one month secured overnight financing rate plus 2.85% payable in cash in arrears on a monthly basis, with payments commencing one month from issuance which will mature on October 4, 2026. The convertible promissory note was issued in two tranches, the first of which was for $1.0 million and closed on April 8, 2024 and the second tranche was for $4.0 million which closed on April 9, 2024. The convertible secured promissory note is secured by a second lien on the Company’s owned real property located in Santa Ana, California. The convertible secured promissory note is subordinate to the $5.0 million revolving line of credit. The outstanding principal amount is convertible at any time until its maturity at the option of the lender, into common stock at a $2.00 conversion price (subject to customary anti-dilution adjustments for stock splits and the like).Concurrently with this agreement, the lender is entitled to receive 833,333 shares of common stock upon the first closing and an amount of shares equal to $2.5 million divided by a five days VWAP measurement upon the second closing as well as warrants entitling the lender to acquire up to 1,000,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

Stock Option Grants

On February 12, 2024 the Board of Directors approved the grant of 3,233,028 stock options.

Sales of FPA Shares

As of the date of issuance of these financial statements, an aggregate of 1,768,121 FPA Shares were sold, 1,000,000 FPA Shares from initial issuance remained outstanding, and up to an additional 1,167,990 FPA Shares may be issued subject to the Private Placement Agreements.